Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code Voluntary Reorganization Under Chapter 11 of the United States Bankruptcy Code (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended		9 Months Ended						9 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended
	Oct. 01, 2010	Oct. 01, 2010	Dec. 31, 2011	Dec. 31, 2009	Apr. 06, 2011 Term Loan [Member]	Oct. 01, 2010 Term Loan [Member]	Oct. 01, 2010 Line of Credit [Member]	Oct. 01, 2010 Pre-petition Seven-year Secured Term Loan [Member]	Oct. 01, 2010 U.S. Asset-backed Lending Facility and Related Letters of Credit [Member]	Oct. 01, 2010 Successor Common Stock to Holders of Pre-petition Notes [Member]	Oct. 01, 2010 Successor Common Stock to Certain Holders [Member]	Dec. 31, 2011 10-year Warrants [Member]	Oct. 01, 2010 10-year Warrants [Member]	Dec. 31, 2011 5-Year Warrants [Member]	Oct. 01, 2010 5-Year Warrants [Member]	Oct. 01, 2010 Restricted Stock Under A Post-emergence Share-based Incentive Compensation Program [Member]	Oct. 01, 2010 Professional Fees [Member]	Oct. 01, 2010 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Plan of Reorganization, Date Plan Confirmed			Aug. 31, 2010
Stock Issued During Period, Shares		45,000,000								2,500,000	1,000,000
Proceeds from rights offering		$ 1,250,000,000
Debt Instrument, Face Amount					498,000,000	500,000,000		1,500,000,000	128,000,000
Line of Credit Facility, Maximum Borrowing Capacity			220,000,000				200,000,000
Interest paid								160,000,000
Restricted Cash And Cash Equivalents																	68,000,000
Other Claims and Fees	119,000,000	119,000,000
Class of Warrant, Outstanding												476,034	2,355,000	1,549,345	1,552,774					25,000,000
Exercise Price of Warrants or Rights												$ 9.66	$ 9.66	$ 58.80	$ 58.80
Restricted stock issued																1,700,000
Gain on settlement of Liabilities subject to compromise		956,000,000																	(956,000,000)
Reorganization-Related Costs, Net																			129,000,000	60,000,000
Gain on adoption of fresh-start accounting	106,000,000																		(106,000,000)
Reorganization expenses, net																			(933,000,000)	60,000,000
Cash payments for reorganization expenses																			111,000,000	26,000,000
Gain for Reorganization Items, Pre-tax																		$ 1,100,000,000	$ 1,100,000,000